United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/09

Date of Reporting Period:  Quarter ended 1/31/09

Item 1.                      Schedule of Investments
Federated Institutional High Yield Bond Fund

Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount or Shares			Value
		CORPORATE BONDS--50.5%
		Aerospace / Defense--1.6%
$200,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	$193,000
100,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, (Series WI), 9.75%, 4/1/2017	18,500
125,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Unsecd. Note, (Series WI), 8.875%, 4/1/2015	31,875
400,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	374,000
325,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 7/15/2013	307,125
175,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	161,000
75,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, (Series B), 6.375%, 10/15/2015	70,688
250,000	[1,2]	Sequa Corp., Sr. Note, 11.75%, 12/1/2015	101,250
106,863	[1,2]	Sequa Corp., Sr. PIK Deb., 13.50%, 12/1/2015	37,936
300,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	271,500
200,000	[1,2]	US Investigations Services, Inc., Sr. Note, 10.50%, 11/1/2015	157,000
100,000	[1,2]	US Investigations Services, Inc., Sr. Sub. Note, 11.75%, 5/1/2016	68,500
		TOTAL	1,792,374
		Automotive--1.3%
200,000		Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	37,000
150,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	33,750
175,000		Ford Motor Credit Co., Floating Rate Note - Sr. Note, 4.01%, 1/13/2012	108,719
325,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	231,579
800,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	595,258
275,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	164,718
525,000		General Motors Corp., Deb., 7.40%, 9/1/2025	65,625
200,000		General Motors Corp., Note, 8.375%, 7/15/2033	29,000
200,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	62,000
450,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	141,750
		TOTAL	1,469,399
		Building Materials--0.3%
75,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	58,125
150,000		Nortek Holdings, Inc., Sr. Secd. Note, 10.00%, 12/1/2013	87,750
200,000		Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	42,000
75,000		Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013	30,375
125,000		Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	70,000
		TOTAL	288,250
		Chemicals--1.8%
75,000	[1,2]	Airgas, Inc., 7.125%, 10/1/2018	69,188
250,000		Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	82,500
488,000		Compass Minerals International, Inc., Sr. Disc. Note, 12.00%, 6/1/2013	500,200
150,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	18,750
100,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	71,500
175,000		Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	166,250
50,000	[1,2]	Mosaic Co./The, Sr. Note, 7.625%, 12/1/2016	47,067
50,000		Nalco Co., Sr. Note, 7.75%, 11/15/2011	48,500
725,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	681,500
275,000		Terra Capital, Inc., Company Guarantee, (Series B), 7.00%, 2/1/2017	251,625
75,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	56,159
		TOTAL	1,993,239
		Consumer Products--2.5%
350,000	[1,2]	AAC Group Holding Corp., Sr. Disc. Note, 10.25%, 10/1/2012	236,250
68,640		AAC Group Holding Corp., Sr. PIK Deb., 16.75%, 10/1/2012	16,817
375,000	[1,2]	American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	301,875
475,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	344,375
700,000		Jostens Holding Corp., Discount Bond, 10.25%, 12/1/2013	619,500
225,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	203,625
175,000		School Specialty, Inc., Conv. Bond, 3.75%, 8/1/2023	141,234
275,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	116,875
100,000		True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	30,500
900,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	796,500
		TOTAL	2,807,551
		Energy--2.4%
175,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	109,375
175,000		Chesapeake Energy Corp., 9.50%, 2/15/2015	172,375
500,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	431,250
250,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	230,000
225,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	162,000
175,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	123,375
150,000	[1,2]	Forest Oil Corp., 7.25%, 6/15/2019	125,625
150,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	125,625
275,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	215,875
200,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014	150,000
50,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	36,500
75,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	59,153
50,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	42,063
150,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	129,000
125,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	113,906
50,000		Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	45,125
100,000		Range Resources Corp., Sr. Sub. Note, 7.25%, 5/1/2018	91,250
50,000		Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016	47,250
100,000	[1,2]	Sandridge Energy, Inc., 8.00%, 6/1/2018	79,500
150,000	[1,2]	Southwestern Energy Co., Sr. Note, 7.50%, 2/1/2018	142,500
		TOTAL	2,631,747
		Entertainment--0.7%
400,000		Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014	359,500
150,000	[1,3,4]	Hard Rock Park Operations LLC, Sr. Secd. Note, 7.383%, 4/1/2012	2,250
425,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	328,312
225,000		Universal City Florida Holding Co., Floating Rate Note, 7.943%, 5/1/2010	111,375
		TOTAL	801,437
		Environmental--0.4%
375,000		Allied Waste North America, Inc., Note, (Series B), 7.125%, 5/15/2016	366,562
100,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	96,688
		TOTAL	463,250
		Financial Institutions--1.6%
150,000		American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013	123,000
221,000	[1,2]	General Motors Acceptance Corp. LLC, 7.00%, 2/1/2012	161,363
1,150,000	[1,2]	General Motors Acceptance Corp. LLC, (Series 144A), 6.875%, 9/15/2011	906,070
107,000	[1,2]	General Motors Acceptance Corp. LLC, (Series 144A), 8.00%, 11/1/2031	64,236
300,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	286,500
525,000	[1,2]	Nuveen Investments, Sr. Note, 10.50%, 11/15/2015	147,000
225,000		iPayment Holdings, Inc., Sr. Sub. Note, (Series WI), 9.75%, 5/15/2014	136,125
		TOTAL	1,824,294
		Food & Beverage--2.9%
300,000		ASG Consolidated LLC, Sr. Disc. Note, 11.50%, 11/1/2011	259,500
700,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	684,250
100,000		Aramark Services, Inc., Floating Rate Note - Sr. Note, 6.693%, 2/1/2015	81,500
200,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	181,000
325,000		Constellation Brands, Inc., 8.375%, 12/15/2014	325,000
50,000		Constellation Brands, Inc., Sr. Note, 7.25%, 5/15/2017	48,250
75,000		Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016	72,000
325,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	302,250
200,000		Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015	189,000
50,000	[1,2,3,4]	Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013	11,750
275,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	243,375
300,000	[3,4]	Pilgrim's Pride Corp., Sr. Sub. Note, 8.375%, 5/1/2017	40,500
350,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, (Series WI), 9.25%, 4/1/2015	281,750
175,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, (Series WI), 10.625%, 4/1/2017	104,125
250,000		Reddy Ice Group, Inc., Sr. Disc. Note, 10.50%, 11/1/2012	120,000
125,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	90,625
250,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	170,625
		TOTAL	3,205,500
		Gaming--2.3%
200,000	[1,2]	Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, Second Mortgage Notes, 11.00%, 6/15/2015	23,000
399,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	345,135
175,000	[1,2]	Great Canadian Gaming Corp., Sr. Sub. Note, 7.25%, 2/15/2015	121,625
175,000	[1,3,4]	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	1,313
250,000	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sr. Secd. Note, 11.00%, 11/1/2012	135,000
58,072	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sub. PIK Note, 15.50%, 11/1/2013	23,519
375,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	202,500
150,000	[1,2]	MGM Mirage, 13.00%, 11/15/2013	137,250
125,000		MGM Mirage, Sr. Note, 5.875%, 2/27/2014	71,250
225,000		MGM Mirage, Sr. Note, 7.50%, 6/1/2016	122,625
225,000		MGM Mirage, Sr. Sub. Note, 8.375%, 2/1/2011	131,625
150,000		Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010	121,500
250,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	203,750
250,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	191,250
350,000	[1,2]	Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015	217,000
200,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	153,000
400,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	293,500
		TOTAL	2,494,842
		Health Care--5.7%
325,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	328,250
200,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	143,000
225,000	[1,2]	Bausch & Lomb, Inc., Sr. Note, 9.875%, 11/1/2015	198,562
75,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	62,250
50,000		Biomet, Inc., Sr. Note, (Series WI), 10.375%, 10/15/2017	44,750
775,000		Biomet, Inc., Sr. Sub. Note, (Series WI), 11.625%, 10/15/2017	724,625
125,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	74,375
75,000	[1,2]	Fresenius Medical Care AG & Co. KGaA, Sr. Unsecd. Note, 9.00%, 7/15/2015	75,750
100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	48,000
950,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	800,375
950,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	909,625
250,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	193,750
300,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	271,500
325,000		United Surgical Partners International, Inc., 9.25%, 5/1/2017	209,625
50,000		Universal Hospital Services, Inc., Floating Rate Note - Sr. Secured Note, 5.943%, 6/1/2015	33,750
250,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	212,500
725,000		VWR Funding, Inc., Unsecd. Note, (Series WI), 10.25%, 7/15/2015	540,125
150,000		Vanguard Health Holdings II, Company Guarantee, 0/11.25%, 10/1/2015	127,500
350,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	313,250
50,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	42,000
300,000		Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014	258,000
50,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	42,000
550,000		Ventas Realty LP, Sr. Note, 9.00%, 5/1/2012	550,000
375,000	[1,2]	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	133,125
		TOTAL	6,336,687
		Industrial - Other--3.0%
275,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	229,625
100,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	76,000
200,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	81,250
225,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	190,125
225,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	172,125
50,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	44,750
400,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	314,000
425,000		Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016	354,875
100,000		General Cable Corp., Floating Rate Note - Sr. Note, 3.81%, 4/1/2015	67,500
325,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	261,625
75,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	75,375
250,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	201,250
175,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	135,625
250,000		Mueller Water Products, Inc., Sr. Sub. Note, (Series WI), 7.375%, 6/1/2017	195,000
375,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	239,063
225,000	[1,2]	SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	207,281
325,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	255,125
300,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	261,000
		TOTAL	3,361,594
		Lodging--0.6%
425,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	351,688
150,000		Host Marriott LP, Note, (Series Q), 6.75%, 6/1/2016	120,750
225,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.00%, 6/15/2013	142,875
75,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016	43,125
		TOTAL	658,438
		Media - Cable--1.0%
400,000		CSC Holdings, Inc., Sr. Deb., 8.125%, 8/15/2009	403,000
125,000	[1,2]	CSC Holdings, Inc., Sr. Note, 8.50%, 4/15/2014	123,438
250,000		Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	151,250
275,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	266,750
75,000	[1,2]	Videotron Ltee, 9.125%, 4/15/2018	75,375
50,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	44,250
		TOTAL	1,064,063
		Media - Non-Cable--4.1%
96,636		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	54,599
75,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	33,375
100,000		DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015	94,500
350,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	353,500
269,000		Dex Media West LLC, Sr. Sub. Note, (Series B), 9.875%, 8/15/2013	78,682
350,000		Dex Media, Inc., Discount Bond, 9.00%, 11/15/2013	45,500
275,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	250,938
325,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, 13.375%, 7/15/2016	151,125
225,000		Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	8,156
900,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	865,125
650,000	[1,2]	Intelsat Jackson Ltd., Sr. Unsecd. Note, 0/9.50%, 2/1/2015	523,250
175,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	132,125
350,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	289,625
75,000		Lamar Media Corp., Sr. Unsecd. Note, (Series C), 6.625%, 8/15/2015	56,625
325,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	212,875
275,000	[1,2]	Newport Television LLC, Sr. Note, 13.00%, 3/15/2017	24,406
350,000		Nexstar Broadcasting Group, Inc., 7.00%, 1/15/2014	157,500
275,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., 11.625%, 2/1/2014	253,688
100,000		Quebecor Media, Inc., Sr. Unsecd. Note, (Series WI), 7.75%, 3/15/2016	79,000
225,000		Quebecor Media, Inc., Sr. Unsecd. Note, (Series WI), 7.75%, 3/15/2016	177,750
75,000		R.H. Donnelly Corp, Sr. Disc. Note, (Series A-2), 6.875%, 1/15/2013	7,125
75,000		R.H. Donnelly Corp, Sr. Disc. Note, (Series W1), 6.875%, 1/15/2013	7,125
225,000		R.H. Donnelly Corp, Sr. Note, 8.875%, 10/15/2017	23,625
50,000		R.H. Donnelly Corp, Sr. Note, (Series A-3), 8.875%, 1/15/2016	5,500
250,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	254,375
375,000		Readers Digest Association, Inc., Company Guarantee, 9.00%, 2/15/2017	36,094
450,000		Southern Graphics Systems, Inc., Sr. Sub. Note, (Series WI), 12.00%, 12/15/2013	228,375
200,000	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	34,000
250,000	[1,2]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	63,750
300,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, 13.00%, 8/1/2013	76,500
		TOTAL	4,578,813
		Metals & Mining--0.3%
100,000	[5]	Aleris International, Inc., Sr. Note, 9.00%, 12/15/2014	6,500
75,000	[5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	12,563
350,000		Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017	290,901
100,000		Novelis, Inc., Company Guarantee, 7.25%, 2/15/2015	56,500
		TOTAL	366,464
		Packaging--1.1%
325,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	307,937
200,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	99,000
400,000		Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015	406,000
425,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	429,250
		TOTAL	1,242,187
		Paper--0.8%
600,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	459,000
275,000		NewPage Corp., Sr. Secd. Note, 10.00%, 5/1/2012	107,250
175,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	42,875
275,000	[1,2]	Rock-Tenn Co., 9.25%, 3/15/2016	270,875
		TOTAL	880,000
		Restaurants--0.3%
100,000		Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014	57,500
275,000		NPC International, Inc., 9.50%, 5/1/2014	218,625
200,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 4.496%, 3/15/2014	96,000
		TOTAL	372,125
		Retailers--1.7%
175,000		AutoNation, Inc., Company Guarantee, 7.00%, 4/15/2014	154,875
225,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	210,375
425,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	393,125
500,000		General Nutrition Center, Company Guarantee, 7.584%, 3/15/2014	302,500
175,000		NBC Acquisition Corp., Sr. Disc. Note, 11.00%, 3/15/2013	90,125
775,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	395,250
225,000		The Yankee Candle Co., Inc., Sr. Note, 8.50%, 2/15/2015	109,125
375,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	155,625
100,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	48,500
		TOTAL	1,859,500
		Services--0.8%
250,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	136,250
525,000		KAR Holdings, Inc., 10.00%, 5/1/2015	191,625
425,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	250,750
475,000		West Corp., Sr. Note, 9.50%, 10/15/2014	325,375
		TOTAL	904,000
		Technology--2.0%
225,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	118,125
400,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	234,000
300,000		First Data Corp., Company Guarantee, 9.875%, 9/24/2015	169,500
325,000		Freescale Semiconductor, Inc., Company Guarantee, 9.125%, 12/15/2014	44,687
200,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	45,000
275,000	[1,2]	Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015	39,875
250,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	146,250
350,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	309,750
300,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	160,500
49,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 6.935%, 4/1/2012	46,918
450,000	[1,2]	SunGard Data Systems, Inc., Sr. Note, 10.625%, 5/15/2015	375,750
125,000		SunGard Data Systems, Inc., Sr. Note, (Series WI), 9.125%, 8/15/2013	105,000
500,000		SunGard Data Systems, Inc., Sr. Sub. Note, (Series WI), 10.25%, 8/15/2015	342,500
175,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	71,750
		TOTAL	2,209,605
		Tobacco--0.1%
150,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	130,313
		Transportation--1.1%
400,000	[1,2]	CEVA Group PLC, Sr. Note, 10.00%, 9/1/2014	298,000
350,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	230,125
250,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	131,563
275,000		Kansas City Southern Railway Company, 13.00%, 12/15/2013	286,000
175,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	158,375
100,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	67,625
100,000		Stena AB, Sr. Note, 7.50%, 11/1/2013	71,250
		TOTAL	1,242,938
		Utility - Electric--2.9%
50,000		CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015	45,964
350,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	273,000
450,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	434,250
500,000		Edison Mission Energy, Sr. Unsecd. Note, 7.00%, 5/15/2017	467,500
50,000		Energy Future Holdings Corp., Company Guarantee, (Series WI), 10.875%, 11/1/2017	39,750
75,576	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	65,005
200,000	[1,2]	Intergen NV, Sr. Secd. Note, 9.00%, 6/30/2017	187,000
200,000		NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014	191,500
150,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	141,000
500,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	477,500
300,000		Sierra Pacific Resources, Sr. Note, (Series WI), 6.75%, 8/15/2017	222,167
50,000		TECO Finance, Inc., Unsub., (Series WI), 6.75%, 5/1/2015	43,985
775,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Company Guarantee, 10.50%, 11/1/2015	577,375
75,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Note, 10.50%, 11/1/2015	55,875
		TOTAL	3,221,871
		Utility - Natural Gas--3.0%
300,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	277,500
350,000		AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015	325,500
275,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	204,875
175,000	[1,2]	Inergy LP, 8.75%, 3/1/2015	166,250
150,000		Inergy LP, Company Guarantee, 8.25%, 3/1/2016	136,500
450,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	391,500
475,000		MarkWest Energy Partners LP, Sr. Note, (Series B), 8.75%, 4/15/2018	343,187
50,000		Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015	39,342
75,000		Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	65,995
506,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	394,680
200,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	176,000
275,000	[1,2]	Tennessee Gas Pipeline, 8.00%, 2/1/2016	274,313
225,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	216,180
100,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	95,417
175,000		Williams Cos., Inc., Note, 7.875%, 9/1/2021	166,573
		TOTAL	3,273,812
		Wireless Communications--3.5%
150,000	[1,2]	Alltel Corp., Sr. Unsecd. Note, 10.375%, 12/1/2017	169,111
225,000		Centennial Communication Corp., Floating Rate Note - Sr. Note, 7.185%, 1/1/2013	222,750
75,000		Centennial Communication Corp., Sr. Unsecd. Note, 8.125%, 2/1/2014	77,250
175,000		Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013	185,500
125,000		Crown Castle International Corp., 9.00%, 1/15/2015	121,562
350,000	[1,2]	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	259,000
203,785	[1,2]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	140,612
100,000	[1,2]	Digicel Ltd., Sr. Note, 9.25%, 9/1/2012	88,500
125,000	[1,2]	MetroPCS Wireless, Inc., 9.25%, 11/1/2014	115,313
525,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	488,906
275,000		Nextel Communications, Inc., Sr. Note, (Series D), 7.375%, 8/1/2015	129,309
125,000		Rogers Wireless, Inc., 6.375%, 3/1/2014	121,743
650,000		Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012	654,875
975,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	654,297
600,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	402,564
		TOTAL	3,831,292
		Wireline Communications--0.7%
200,000	[1,2]	FairPoint Communications, Inc., Sr. Note, 13.125%, 4/1/2018	113,000
475,000		Qwest Corp., Note, 8.875%, 3/15/2012	475,000
50,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	49,093
100,000		Windstream Corp., Sr. Note, 8.625%, 8/1/2016	99,000
		TOTAL	736,093
		TOTAL CORPORATE BONDS (IDENTIFIED COST $68,881,069)	56,041,678
		COMMON STOCK--0.0%
		Industrial - Other--0.0%
1,280	[3]	Neenah Enterprises, Inc. (IDENTIFIED COST $64)	448
		PREFERRED STOCK--0.1%
		Financial Institution--0.1%
237	[1,2]	Preferred Blocker, Inc., Pfd., Series 144A, 7.00% (IDENTIFIED COST $74,781)	59,161
		MUTUAL FUNDS—49.1%[6]
10,562,245		High Yield Bond Portfolio	50,804,398
3,608,117	[7]	Prime Value Obligations Fund, Institutional Shares, 1.75%	3,608,117
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $56,644,222)	54,412,515
		TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $125,600,136)[8]	110,513,802
		OTHER ASSETS AND LIABILITIES – NET– 0.3%[9]	360,086
		TOTAL NET ASSETS—100%	$110,873,888

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities amounted to $10,659,582 which represented 9.6% of total net assets.

2
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2009, these liquid restricted securities amounted to $10,656,019, which represented 9.6% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at January 31, 2009, is as follows:
	Security	Acquisition Date	Acquisition Cost	Market Value
	Hard Rock Park Operations LLC, Sr. Secd. Note, 7.383%, 4/1/2012	3/23/2006 – 1/2/2008	$142,233	$2,250
	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	11/5/2004 - 12/18/2007	$143,781	$1,313
3	Non-income producing security.
4	Issuer in default.
5	On February 12, 2009, the issuer filed for bankruptcy.
6	Affiliated companies.
7	7-Day net yield.
8
At January 31, 2009, the cost of investments for federal tax purposes was $125,483,635. The net unrealized depreciation of investments for federal tax purposes was $14,969,833. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,059,196 and net unrealized depreciation from investments for those securities having an excess of cost over value of $16,029,029.

9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 54,412,963
Level 2 – Other Significant Observable Inputs	56,100,839
Level 3 – Significant Unobservable Inputs	---
Total	$ 110,513,802

The following acronym is used throughout this portfolio:

PIK	--Payment in Kind

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated Institutional Trust

By                      /S/ Richard A. Novak, Principal Financial Officer___

Richard A. Novak, Principal Financial Officer

Date                      March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                      /S/ J. Christopher Donahue, Principal Executive Officer______

J. Christopher Donahue, Principal Executive Officer

Date                      March 23, 2009

By                      /S/ Richard A. Novak, Principal Financial Officer______

Richard A. Novak, Principal Financial Officer

Date                      March 23, 2009